Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Combined schedule of current and noncurrent debt and capital lease obligations

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2011	$7,542	$45,252	$52,794
Proceeds from long-term borrowings	–	11,060	11,060
Repayments of long-term borrowings and capital leases obligations	(11,805)	–	(11,805)
Increase in short-term obligations, excluding current maturities	1,928	–	1,928
Reclassifications of long-term debt	6,100	(6,100)	–
Debt acquired (Note 2)	748	–	748
Other	336	91	427

Balance at December 31, 2011	$4,849	$50,303	$55,152

Debt maturing within one year

	(dollars in millions)
At December 31,	2011	2010
Long-term debt maturing within one year	$2,915	$7,542
Commercial paper	1,934	–

Total debt maturing within one year	$4,849	$7,542

Long-term debt table

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2011	2010
Verizon Communications - notes payable and other	1.25 – 3.50	2013 – 2021	$6,900	$–
	4.35 – 5.50	2013 – 2041	7,832	6,062
	5.55 – 6.90	2016 – 2041	11,043	10,441
	7.35 – 8.95	2018 – 2039	6,642	7,677
	Floating	2014	1,000	–

Verizon Wireless - notes payable and other	5.25 – 5.55	2012 – 2014	4,250	7,000
	7.38 – 8.88	2013 – 2018	5,081	5,975
	Floating	–	–	1,250

Verizon Wireless - Alltel assumed notes	6.50 – 7.88	2012 – 2032	2,315	2,315

Telephone subsidiaries - debentures	4.63 – 7.00	2012 – 2033	4,045	7,937
	7.15 – 7.88	2012 – 2032	1,449	1,449
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries - debentures and other	6.84 – 8.75	2018 – 2028	1,700	1,700

Capital lease obligations (average rates of 6.3% and 6.8%, respectively)			352	332
Unamortized discount, net of premium			(271)	(224)

Total long-term debt, including current maturities			53,218	52,794
Less long-term debt maturing within one year			2,915	7,542

Total long-term debt			$50,303	$45,252

Maturities of long-term debt

Years	(dollars in millions)
2012	$2,915
2013	5,637
2014	6,800
2015	1,186
2016	4,141
Thereafter	32,539